Operating Expense (Tables)	6 Months Ended
Jun. 30, 2023
Operating Expense [Abstract]
Summary of Operating Expenses and Other Operating Income

Operating expenses and other operating income (expenses)	Half-year ended	Of which :
	2022/06/30	Raw	Contracted	Employee	Other	Depreciation,	Gain /
		materials	research and	expenses	expenses	amortization	(loss) on
		and	development		(maintenance,	and	disposal of
		consumables	activities		fees, travel,	impairment	property,
		used	conducted by		taxes…)	charges	plant and
(in € thousands)			third parties				equipment
Research and development expenses	(17,599)	(1,052)	(8,538)	(4,889)	(2,408)	(712)	—
General and administrative expenses	(8,229)	(133)	(38)	(3,230)	(4,580)	(248)	—
Marketing and market access expenses	(460)	(2)	—	(272)	(182)	(3)	—
Reorganization and restructuring income (expenses)	179	—	—	—	(1)	180	—
Other operating expenses	(423)	—	—	—	(422)	—	(1)
TOTAL	(26,532)	(1,187)	(8,576)	(8,391)	(7,594)	(783)	(1)

Operating expenses and other operating income (expenses)	Half-year ended	Of which :
	2023/06/30	Raw	Contracted	Employee	Other	Depreciation,	Gain /
		materials	research and	expenses	expenses	amortization	(loss) on
		and	development		(maintenance,	and	disposal of
		consumables	activities		fees, travel,	impairment	property,
		used	conducted by		taxes…)	charges	plant and
(in € thousands)			third parties				equipment
Research and development income (expenses)	(25,630)	(1,040)	(14,367)	(6,299)	(3,251)	(705)	33
General and administrative expenses	(9,105)	(162)	(96)	(3,919)	(4,645)	(283)	—
Marketing and market access expenses	(520)	(2)	(1)	(275)	(236)	(6)	—
Reorganization and restructuring income (expenses)	633	—	—	—	—	633	—
Other operating income (expenses)	(52)	—	—	—	(75)	3	20
TOTAL	(34,673)	(1,204)	(14,464)	(10,492)	(8,207)	(358)	52

Summary of Employee Expenses and Number of Employees
Employee expenses and number of employees were as follows:

Employee expenses	Half-year ended
(in € thousands)	2022/06/30	2023/06/30
Wages and salaries	(5,842)	(7,413)
Social security costs	(2,317)	(2,737)
Changes in pension provision	(84)	(69)
Employee profit-sharing	—	—
Share-based compensation	(148)	(274)
TOTAL	(8,391)	(10,492)

Number of employees at year-end	Half-year ended
	2022/06/30	2023/06/30
Average number of employees	127	152
Number of employees
Research and development	65	77
Services related to research and development	17	19
Administration and management	50	56
Marketing and commercial	2	2
TOTAL	134	154